RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transaction Due From To Related Party [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 31: RELATED PARTY TRANSACTIONS

The nature of the significant transactions entered into by the Group with related parties during the year ended December 31, 2017 and 2016 and the significant balances outstanding at December 31, 2017 and 2016 are presented below.

a. Transactions with members of the Board of Directors and management

The Group has entered into transactions with the members of the Board of Directors, the General Managers and the members of the Executive Committees of the Bank, the key management of other Group companies, as well as with the close members of family and entities controlled or jointly controlled by those persons.

All loans granted to related parties (i) were made in the ordinary course of business, (ii) were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons, and (iii) did not involve more than the normal risk of collectability or present other unfavorable features.

The aggregate amount of loans, deposits and letters of guarantee to related parties, at the Group level, totaled EUR 5 million, EUR 5 million and NIL respectively as at December 31, 2017 (December 31, 2016: EUR 6 million, EUR 5 million and NIL respectively).

Total compensation to related parties amounted to EUR 10 million (December 31, 2016: EUR 19 million of which EUR 10 million from continuing operations) for the Group, mainly relating to short-term benefits and in particular salaries and social security contributions.

b. Transactions with subsidiaries, associates and joint ventures

The Group has also entered into transactions with its affiliates, which are accounted for by the equity method (see Note 12). As at December 31, 2017, the aggregate amount of receivables from affiliates totaled EUR 17 million, the amount of payables to affiliates totaled EUR 10 million and the amount of letters of guarantee to affiliates totaled EUR 1 million (December 31, 2016: EUR 15 million, EUR 13 million and EUR 2 million respectively). For the year ended December 31, 2017, the aggregate amount of income from affiliates totaled EUR 2 million and the amount of expense to affiliates totaled EUR 3 million (December 31, 2016: EUR 14 million and EUR 4 million respectively).

c. Transactions with other related parties

The total receivables of the Group from the employee benefits related funds as at December 31, 2017, amounted to EUR 746 million (December 31, 2016: EUR 723 million). The interest income for the Group amounted to NIL (December 31, 2016: EUR 1 million).

The total payables of the Group to the employee benefits related funds as at December 31, 2017, amounted to EUR 123 million (December 31, 2016: EUR 146 million). The interest expense for the Group amounted to NIL (December 31, 2016: EUR 1 million).

d. Transactions with HFSF

Taking into consideration the HFSF Law, the Revised Relationship Framework Agreement between the Bank and the HFSF that was signed in December 2015, the fact that HFSF holds 40.39% of the Bank’s ordinary shares, of which 38.92% with full voting rights and that HFSF has representation in the Bank’s Board of Directors and other Board Committees of the Bank, HFSF is considered a related party of the Group. On December 9, 2016, the Bank paid to HFSF EUR 165 million relating to the coupon of the CoCos. On December 15, 2016 the Bank proceeded to the repayment of the CoCos amounting to EUR 2,029 million which had been issued in December 2015 and were held by the HFSF. Also, on the same date the Bank paid the accrued interest for the period December 9 and up to 15, 2016 amounting to EUR 3 million. Other than the ordinary shares issued by the Bank and held by HFSF and the transactions presented above, no material transactions or balances exist with HFSF.